As filed with the Securities and Exchange Commission on January 30, 2013
File No. 333-185040

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 1	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Pre-Effective Amendment No. 3, filed on December 21, 2012.  The sole purpose of this Post-Effective Amendment No. 1 is to file the executed Agreement and Plan of Reorganization and Tax Opinion as exhibits.

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 15.  Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 16.  Exhibits

(1)		Charter Documents.
	(a)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(b)
Certificate of Trust of Buffalo Funds as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

(2)		By-Laws of Buffalo Funds dated February 21, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(3)		Voting Trust Agreements – Not Applicable.
(4)		Agreement and Plan of Reorganization – Filed Herewith.
(5)		Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(6)		Investment Advisory Contracts.
(a)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo Flexible Income Fund, the Buffalo High Yield Fund, the Buffalo Growth Fund, the Buffalo Large Cap Fund, the Buffalo Small Cap Fund and the Buffalo Dividend Focus Fund dated November 16, 2012, was previously filed with Post-Effective Amendment No. 37 on November 29, 2012 and is herein incorporated by reference.

(b)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo Discovery Fund and the Buffalo Mid Cap Fund dated November 16, 2012, was previously filed with Post-Effective Amendment No. 37 on November 29, 2012 and is herein incorporated by reference.

(c)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo China Fund dated November 17, 2011, was previously filed with Post-Effective Amendment No. 36 on Form N-1A on November 21, 2012 and is herein incorporated by reference.

(d)
Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo International Fund dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.

(e)
Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo Micro Cap Fund dated May 20, 2004, was previously filed with Post-Effective Amendment No. 8 on Form N-1A on May 19, 2004, and is herein incorporated by reference.

(7)		Distribution Contracts.
(a)
Amended and Restated Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., and Buffalo Funds dated November 16, 2012, was previously filed with Post-Effective Amendment No. 37 on Form N-1A on November 29, 2012 and is herein incorporated by reference.

(8)		Bonus or Profit Sharing Contracts – Not Applicable.
(9)		Custodian Agreements.
	(a)	Amended and Restated Custody Agreement dated November 16, 2012, was previously filed with Post-Effective Amendment No. 37 on Form N-1A on November 29, 2012 and is herein incorporated by reference.
(10)		Rule 12b-1 and Rule 18f-3 Plans.
	(a)	Rule 12b-1 Plan – Not Applicable.
	(b)	Rule 18f-3 Plan – Not Applicable.
(11)
Opinion and Consent of Counsel regarding the validity of shares to be issued by the Registrant was previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on December 19, 2012, and is incorporated by reference.

(12)		Opinion and Consent of Counsel regarding certain tax matters – Filed Herewith.
(13)		Other Material Contracts.
(a)
Amended and Restated Master Services Agreement dated November 16, 2012, was previously filed with Post-Effective Amendment No. 37 on Form N-1A on November 29, 2012 and is herein incorporated by reference.

(14)
Consent of Independent Registered Public Accounting Firm was previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on December 19, 2012, and is incorporated by reference.

(15)		Omitted Financial Statements – Not Applicable.
(16)
Power of Attorney for Registrant dated December 5, 2012 was previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on December 19, 2012, and is incorporated by reference.

(17)		Other Exhibits.
(a)
The Prospectus and Statement of Additional Information each dated June 29, 2012 of the Buffalo China Fund and the Buffalo International Fund, was previously filed with Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A on June 29, 2012, and is incorporated by reference.

(b)
The Semi-Annual Report to Shareholders of the Buffalo China Fund and the Buffalo International Fund for the Period Ended March 31, 2012 was previously filed on the Trust’s Form N-CSR with the SEC on June 8, 2012 and is incorporated by reference.

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf by the Registrant, in the City of Shawnee Mission and State of Kansas, on the 30th day of January, 2013.

BUFFALO FUNDS
                                                                    Registrant

                                                                    By: /s/ Kent w. Gasaway
                                                                     Kent W. Gasaway
                                                                     President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on January 30, 2013, by the following persons in the capacities indicated.

/s/ Kent w. Gasaway Kent W. Gasaway	President and Treasurer
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee
Thomas S. Case* Thomas S. Case	Trustee
J. Gary Gradinger* J. Gary Gradinger	Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Grant P. Sarris* Grant P. Sarris	Trustee
* By: /s/ Kent w. Gasaway Kent W. Gasaway (Pursuant to Power of Attorney previously filed)